SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives at an Annual Rate

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Lab equipment	16 - 25
Computers and peripheral equipment	33
Office furniture	6
Equipment at customer site	16
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of Allowance of Credit Losses

The follow table displays a rollforward of the total allowance for credit losses for the years ended December 31, 2020, 2019, and 2018.

	2020	2019	2018

Total allowance for credit losses – January 1	1,867	1,415	1,292
Current-period provision for expected credit losses	1,894	866	504
Write-offs	(934)	(3)	(11)
Recoveries collected	(518)	(411)	(370)

Total allowance for credit losses – December 31	2,309	1,867	1,415

Schedule of Stock-Based Compensation Expense

The following table sets forth the total stock-based compensation expense resulting from stock options, restricted share units and Phantoms granted to employees included in the consolidated statements of comprehensive loss, for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31,
	2020	2019	2018

Cost of revenues	$355	$264	$316
Research and development	1,368	847	678
Sales and marketing	2,145	1,257	928
General and administrative	1,330	1,052	940

Total stock-based compensation expense	$5,198	$3,420	$2,862

Schedule of Stock-Based Compensation Assumptions

The Company selected the binomial option pricing model as the most appropriate fair value method for its stock options awards with the following assumptions for the years ended December 31, 2018:

Year ended December 31,
2018

Suboptimal exercise multiple	2.9-3.5
Risk free interest rate	2.09%-3.05%
Volatility	26%-47%
Dividend yield	0%

Schedule of Accumulated Other Comprehensive Income

The following table shows the components and the effects on net loss of amounts reclassified from accumulated other comprehensive loss as of December 31, 2020:

	Year ended December 31, 2020
	Unrealized gain (losses) on marketable securities	Unrealized gains (losses) on cash flow hedges	Total

Balance as of December 31, 2019	$321	$(846)	$(525)
Changes in other comprehensive income before reclassifications	191	723	914
Amounts reclassified from accumulated other comprehensive loss to:
Cost of revenues	-	(5)	(5)
Operating expenses	-	(198)	(198)
Financial income, net	(40)	-	(40)

Net current-period other comprehensive income	151	520	671

Balance as of December 31, 2020	$472	$(326)	$146

There was no income tax expense or benefit allocated to other comprehensive income, including reclassification adjustments for the year ended December 31, 2020.